J.P. Morgan Mortgage Trust 2021-2 ABS-15G

Exhibit 99.12

Customer Loan ID	Field Label	Bid Tape Field Value	Field Value	Discrepancy Comments
301988526	Property Type	Single Family - Detached	Two Family	Two Family property confirmed per appraisal on (xxxxx). Source of tape value is unknown.
301955071	Total Debt to Income Ratio	11.04	13.28	Approval DTI of 13.282% per 1008 (xxxxx). Review DTI of 13.28%. No variance. Source of tape value is unknown.
302034688	Total Debt to Income Ratio	30.95	41.84	Approval DTI of 41.839% per 1008 (xxxxx). Review DTI of 41.84%. Non material variance. Source of tape value is unknown.
302066054	Total Debt to Income Ratio	8.04	35.04	Source of tape value is unknown. Review Value < 3% variance from the approved DTI per 1008.